NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-II

                   The date of this prospectus is May 1, 2003.

   -----------------------------------------------------------------------------

   Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

   THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

   Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
   -----------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o  American Century VP Balanced Fund: Class I
o  American Century VP Income & Growth Fund: Class I
o  American Century VP International Fund: Class III+
o  American Century VP Ultra Fund: Class I
o  American Century VP Value Fund: Class I

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o  American Century VP Inflation Protection Fund: Class II

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o  Small Cap Growth Portfolio (formerly, Small Company Growth Portfolio)

DREYFUS
o  Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
   Shares
o  The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o  Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
o  Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial Shares*

FEDERATED INSURANCE SERIES
o  Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o  VIP Equity-Income Portfolio: Initial Class
o  VIP Growth Portfolio: Initial Class
o  VIP High Income Portfolio: Initial Class *
o  VIP Overseas Portfolio: Initial Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o  VIP II Asset Manager Portfolio: Initial Class
o  VIP II Contrafund(R) Portfolio: Initial Class
o  VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
o  VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o  Dreyfus GVIT International Value Fund: Class III+
o Dreyfus GVIT Mid Cap Index Fund: Class I (formerly Dreyfus NSAT Mid Cap Index Fund)
o  Gartmore GVIT Emerging Markets Fund: Class III+
o  Gartmore GVIT Global Financial Services Fund: Class III+
o  Gartmore GVIT Global Health Sciences Fund: Class III+
o  Gartmore GVIT Global Technology and Communications Fund: Class III+
o  Gartmore GVIT Global Utilities Fund: Class III+
o  Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond Fund)
o  Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o  Gartmore GVIT International Growth Fund: Class III+
o  Gartmore GVIT Investor Destinations Funds
     >>  Gartmore GVIT Investor Destinations Conservative Fund
     >>  Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>  Gartmore GVIT Investor Destinations Moderate Fund
     >>  Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>  Gartmore GVIT Investor Destinations Aggressive Fund
o Gartmore GVIT Mid Cap Growth Fund: Class I (formerly, Strong GVIT Mid Cap Growth Fund: Class I)
o  Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
o Gartmore GVIT Nationwide(R)Fund: Class I (formerly, Gartmore GVIT Total Return Fund: Class I)
o  Gartmore GVIT Nationwide Leaders Fund: Class III+
o  Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o  GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R)Small Cap
   Growth Fund)
o  GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R)Small Cap
   Value Fund)
o  GVIT Small Company Fund: Class I (formerly, Nationwide(R)Small Company Fund)
o Van Kampen GVIT Multi Sector Bond Fund: Class I (formerly, MAS GVIT Multi Sector Bond Fund: Class I)*

JANUS ASPEN SERIES
o  Capital Appreciation Portfolio: Service Shares
o  Global Technology Portfolio: Service II Shares+
o  International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o  AMT Growth Portfolio
o  AMT Guardian Portfolio
o  AMT Limited Maturity Bond Portfolio: Class I
o  AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o  Oppenheimer Aggressive Growth Fund/VA: Initial Class
o  Oppenheimer Bond Fund/VA: Initial Class
o  Oppenheimer Capital Appreciation Fund/VA: Initial Class
o  Oppenheimer Global Securities Fund/VA: Class III+
o Oppenheimer Main Street(R)Fund/VA: Initial Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)
o  Oppenheimer Multiple Strategies Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY,
   MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
o  Emerging Markets Debt Portfolio: Class I
o  U.S. Real Estate Portfolio: Class I

AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989:

AMERICAN FUND INSURANCE SERIES (FORMERLY, AMERICAN VARIABLE INSURANCE SERIES)
o  Growth Fund: Class 1
o  High Income Bond Fund: Class 1 (formerly, High Yield Bond Fund)
o  U.S. Government/AAA - Rated Securities Fund: Class 1

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
o  Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o  American Century VP Capital Appreciation Fund: Class I

STRONG VARIABLE INSURANCE FUNDS, INC.
o  Strong Discovery Fund II, Inc.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o  VIP III Growth Opportunities Portfolio: Initial Class

VAN ECK WORLDWIDE INSURANCE TRUST
o  Worldwide Bond Fund
o  Worldwide Emerging Markets Fund
o  Worldwide Hard Assets Fund

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o  American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o  Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
   Portfolio)
o  International Focus Portfolio (formerly, International Equity Portfolio)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o  VIP Overseas Portfolio: Initial Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
o Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o  Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth
   Focus Fund)

JANUS ASPEN SERIES
o  Global Technology Portfolio: Service Shares
o  International Growth Portfolio: Service Shares



EFFECTIVE MAY 1, 2003, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o  Oppenheimer Global Securities Fund/VA: Initial Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 45.

For general information or to obtain FREE copies of the:
o  Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o  required Nationwide forms; or
o  Nationwide's privacy statement,

call:
              1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:
o  IS NOT A BANK DEPOSIT
o  IS NOT FDIC INSURED
o  IS NOT INSURED OR ENDORSED BY A BANK OR ANY
   FEDERAL GOVERNMENT AGENCY
o  IS NOT AVAILABLE IN EVERY STATE
o  MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS....................................5

CONTRACT EXPENSES............................................8

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................9

EXAMPLE......................................................9

SYNOPSIS OF THE CONTRACTS...................................10

FINANCIAL STATEMENTS........................................11

CONDENSED FINANCIAL INFORMATION.............................11

NATIONWIDE LIFE INSURANCE COMPANY...........................11

NATIONWIDE INVESTMENT SERVICES
     CORPORATION............................................11

TYPES OF CONTRACTS..........................................11
     Individual Retirement Annuities
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................12
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS......................................14
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes

CONTRACT OWNERSHIP..........................................17
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................18
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................20

SURRENDER (REDEMPTION)......................................20
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement
        Program or a Louisiana Optional Retirement Plan
     Surrenders Under a Qualified Contract or Tax
        Sheltered Annuity

LOAN PRIVILEGE..............................................22
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT..................................................23

CONTRACT OWNER SERVICES.....................................23
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................24

ANNUITIZING THE CONTRACT....................................24
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Value of an Annuity Unit
     Assumed Investment Rate
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS..............................................26
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................27
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities, SEP IRAs, and
        Roth IRAs

FEDERAL TAX CONSIDERATIONS..................................29
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax

     Diversification
     Tax Changes

STATEMENTS AND REPORTS......................................33

LEGAL PROCEEDINGS...........................................33

ADVERTISING.................................................34

SUB-ACCOUNT PERFORMANCE SUMMARY.............................36

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....45

APPENDIX A: UNDERLYING MUTUAL FUNDS.........................46

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................60

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")
(as a percentage of purchase payments surrendered)...................... 7% 1
------------------------------------------------------------------------ -------

MAXIMUM LOAN PROCESSING FEE............................................. $25 2
------------------------------------------------------------------------ -------
------------------------------------------------------------------------ -------

MAXIMUM SHORT-TERM TRADING FEE
(as a percentage of transaction amount)................................. 1%
------------------------------------------------------------------------ -------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------ -------

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE.............................. $30 3
------------------------------------------------------------------------ -------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)4

     MORTALITY AND EXPENSE RISK CHARGE.................................. 1.25%

     ADMINISTRATION CHARGE.............................................. 0.05%

         TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES......................... 1.30%
------------------------------------------------------------------------ -------


--------------------------

1 Range of CDSC over time:
----------------------------------------------------------------------------------------------------------------------------- ------
NUMBER OF COMPLETED YEARS FROM DATE OF PURCHASE PAYMENT
                                        0         1           2          3          4          5           6          7
                                    ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         6%         5%          4%         3%         2%         1%          0%
----------------------------------------------------------------------------------------------------------------------------- ------

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1) 10% of each purchase payment made to an IRA issued on or after March 1, 1993; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
Starting with the second contract year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:
(1) 10% of each purchase payment; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
For contracts issued prior to December 15, 1998 the CDSC is 5% (as a percentage of the lesser or purchase payments or amounts surrendered).
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

4 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.27%                  6.33%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
o  GVIT Gartmore GVIT Emerging Markets Fund: Class III
o  GVIT Gartmore GVIT Global Financial Services Fund: Class III
o  GVIT Gartmore GVIT Global Health Sciences Fund: Class III
o  GVIT Gartmore GVIT Global Technology and Communications Fund: Class III
o  GVIT Gartmore GVIT Global Utilities Fund: Class III
o  GVIT Gartmore GVIT International Growth Fund: Class III
o  GVIT Gartmore GVIT Nationwide Leaders Fund: Class III
o  GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III
o  GVIT Turner GVIT Growth Focus Fund: Class III
o  Janus Aspen Series - Global Technology Portfolio: Service II Shares
o  Janus Aspen Series - International Growth Portfolio: Service II Shares
o  Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
   Class III

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o  a $10,000 investment in the contract for the time periods indicated;
o  a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o  the CDSC schedule;
o a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
o the total variable account charges associated with the contract (1.30%).


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (6.33%)       1,433   2,776  4,075   7,184    833   2,416   3,895   7,184     *    2,416   3,895    7,184
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)        796     967   1,223   2,255    196    607    1,043   2,255     *     607    1,043    2,255
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the terms of the plan.

The contracts can be categorized as either:

o Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans;

o    Investment-only Contracts (Qualified Plans);


o    Non-Qualified Contracts;

o    Roth IRAs;

o    SEP IRAs; and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------------- ------------------ ----------------
                             MINIMUM INITIAL       MINIMUM
         CONTRACT           PURCHASE PAYMENT     SUBSEQUENT
           TYPE                                   PAYMENTS
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Individual Retirement              $0                $10
Annuity
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Non-Qualified Contract           $1,500              $10
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Investment-only Contract           $0                $10
(Qualified Plan)
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Roth IRA                           $0                $10
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
SEP IRA                            $0                $10
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Tax Sheltered Annuity              $0                $10
--------------------------- ------------------ ----------------

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance. Nationwide deducts the following Contract Maintenance Charges (see "Contract Maintenance Charge"):

--------------------- -----------------------------------

       AMOUNT         TYPE OF CONTRACT ISSUED
--------------------- -----------------------------------
--------------------- -----------------------------------
                      -IRAs
       $30.00         -Non-Qualified Contracts
                      -Qualified Contracts (issued
                       pursuant to a 401 plan prior to
                       January 14, 1991)
                      -Roth IRAs
                      -Tax Sheltered Annuities (issued
                      prior to December 17, 1990).
--------------------- -----------------------------------
--------------------- -----------------------------------
                      -Tax Sheltered Annuity Contracts
       $12.00         issued on or after December 17,
                      1990 and before August 1, 1994.
--------------------- -----------------------------------
--------------------- -----------------------------------
                      -Qualified Contracts issued on or
  $0.00 to $30.00     after January 14, 1991 and before
                      August 1, 1994.
--------------------- -----------------------------------
--------------------- -----------------------------------
                      -Qualified Contracts (issued on
$0.00 to $12.00        or after August 1, 1994).
                      -SEP IRAs
                      -Tax Sheltered Annuity Contracts
                      (issued on or after August 1, 1994).
--------------------- -----------------------------------

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of (see "Contingent Deferred Sales Charge"): 1) 5% of the amount surrendered; or 2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES

Individual Retirement Annuities ("IRAs") are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o  the contract is not transferable by the  owner;
o  the premiums are not fixed;
o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);
o  the entire interest of the owner in the contract is nonforfeitable; and
o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o minimum participation rules;

o top-heavy contribution rules;

o nondiscriminatory allocation rules; and

o requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. Contract Maintenance Charges are as follows:

------------------- ----------------------------------
MAINTENANCE CHARGE            CONTRACT TYPE
------------------- ----------------------------------
------------------- ----------------------------------
                    - IRAs
$30.00              - Non-Qualified Contracts
                    - Qualified Contracts (issued
                      pursuant to a 401 plan prior
                      to January 14, 1991).1
                    - Roth IRAs
                    - Tax Sheltered Annuities
                      (issued prior to December 17,
                      1990)
------------------- ----------------------------------
------------------- ----------------------------------
                    - Tax Sheltered Annuity
$12.00                Contracts (issued on or after
                      December 17, 1990 and before
                      August 1, 1994).2
------------------- ----------------------------------
------------------- ----------------------------------
                    - Qualified Contracts (issued on
$0.00 to $30.00       or after January 14, 1991 and
                      before August 1, 1994).3
------------------- ----------------------------------
------------------- ----------------------------------
                    - Qualified Contracts (issued on
$0.00 to $12.004      or after August 1, 1994)
                    - SEP IRAs
                    - Tax Sheltered Annuity
                      Contracts (issued on or after
                      August 1, 1994).
------------------- ----------------------------------

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

1 Qualified contracts issued on or after 1/14/91 pursuant to a plan funded by contracts issued prior to 1/14/91, will have a Contract Maintenance Charge of $30.00.

2 This charge may be lowered to reflect savings in administration of the contracts.

3 Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00. Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.

4 The amount of the charge is determined based on Nationwide's underwriting guidelines.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)


The CDSC applies to contracts issued on or after December 15, 1988 as follows:

----------------------------- ---------------------------
                                         CDSC
 Number of Completed Years            Percentage
   from Date of Purchase
          Payment
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:

1)   5% of the amount surrendered; or

2) 5% of the total of all purchase payments made within 8 years of the surrender date.

After the first year from the date of each purchase payment, the contract owner may withdraw without a CDSC up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously surrendered free of charge) without a CDSC.

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

a)   10% of each purchase payment; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3)   from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw, CDSC-free, the greater of a) or b), where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, Nationwide will waive the CDSC when:

a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

e)   the plan participant dies; or

f) the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserves the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier an this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be change prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
     CONTRACT        MINIMUM INITIAL        MINIMUM
       TYPE          PURCHASE PAYMENT     SUBSEQUENT
                                           PAYMENTS
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                         $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified             $1,500              $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Qualified                   $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                    $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                     $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered               $0                $10
Annuity
-------------------- ----------------- ------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o New Year's Day                 o Independence Day
o Martin Luther King, Jr. Day    o Labor Day
o Presidents' Day                o Thanksgiving
o Good Friday                    o Christmas
o Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in 2) and 3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

     1) the value of amounts allocated to the sub-accounts of the variable account;

     2)   and amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)   adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time prior to annuitization. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Nationwide reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account or to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o variable account charges;

o underlying mutual fund charges;

o the investment performance of the underlying mutual funds; and

o amounts allocated to the fixed account and any interest credited.

 A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT
PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax

Sheltered Annuity upon proper direction by the contract owner.

Surrender provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a Qualified Plan.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------

---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class, the GVIT - Gartmore GVIT Government Bond Fund:
Class I, the GVIT - Gartmore GVIT Money Market Fund: Class I and the Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date; or

2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the annuitant becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.



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


DEATH BENEFIT PAYMENT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 1998 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

o If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2) the sum of all purchase payments, less an adjustment for amounts surrendered.

     The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

o If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1998 OR THE DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

o If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2)   the sum of all purchase payments, less any amounts surrendered.

o If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES,
INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND
ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    IRAs;

o    SEP IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered

Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a direct skip and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On

June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.30%, a Contract Maintenance Charge of $30, and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $10,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.


                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
                                                                            10 Years or Date     Date Fund
                                                                            Fund Available in  Available in
                                              1 Year To      5 Years To     Variable Account   the Variable
           Sub-Account Options                12/31/02        12/31/02         To 12/31/02        Account
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           -19.77%        -3.04%               2.58%        05/01/92
Inc. - American Century VP Balanced Fund:
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           -30.46%        -4.51%              -1.12%        12/01/87
Inc. - American Century VP Capital
Appreciation Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           -28.78%           N/A              -8.32%        05/01/98
Inc. - American Century VP Income &
Growth Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           -29.70%        -6.08%              -0.61%        08/01/94
Inc. - American Century VP International
Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,               N/A           N/A             -27.98%        05/01/02
Inc. - American Century VP International
Fund: Class III
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,               N/A           N/A             -28.68%        05/01/02
Inc. - American Century VP Ultra Fund:
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,           -22.58%        -0.89%               3.13%        12/23/96
Inc. - American Century VP Value Fund:
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - Growth         -33.28%         2.96%               9.12%        05/01/87
Fund: Class 1
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - High           -12.39%        -3.15%               2.49%        05/01/87
Income Bond Fund: Class 1
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - US              -1.97%         2.35%               2.71%        05/01/87
Government/AAA-Rated Securities Fund:
Class 1
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture       -42.35%       -12.38%              -9.22%        12/23/96
Capital Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus       -29.27%       -10.38%              -6.30%        07/03/95
Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap Growth          -41.93%       -10.15%              -0.80%        07/03/95
Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap           N/A           N/A             -32.03%        05/01/02
Stock Index Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth         -37.57%        -8.11%              3.63%         10/06/93
Fund, Inc.: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial         -31.53%        -5.26%              5.33%         10/01/93
Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -              -26.34%        -2.66%             -2.45%         07/14/97
Appreciation Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Growth       -34.25%        -7.02%             -4.22%         12/23/96
& Income Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated              N/A           N/A             -3.11%         05/01/02
Quality Bond Fund II: Primary Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:           -26.56%        -4.33%              6.55%         05/01/87
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Initial          -38.63%        -4.46%              5.26%         12/01/87
Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:              -7.84%       -11.50%             -0.31%         05/01/87
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial        -29.62%        -8.49%              1.34%         05/01/87
Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial            N/A           N/A            -30.85%         05/01/02
Class R
-------------------------------------------------------------------------------------------------------------


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                            10 Years or Date     Date Fund
                                                                            Fund Available in  Available in
                                              1 Year To      5 Years To     Variable Account   the Variable
           Sub-Account Options                12/31/02        12/31/02         To 12/31/02        Account
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio:        -19.01%        -3.19%              3.44%         09/01/89
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:          -19.58%        -0.63%              6.34%        07/03/95
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities           -31.05%       -11.08%             -8.99%         07/14/97
Portfolio: Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies                   N/A           N/A            -33.56%         05/01/02
Portfolio: Service Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund:           -25.05%           N/A             -10.81%        05/01/00
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:       -24.98%           N/A             -22.66%        10/02/00
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:           N/A           N/A             -32.98%        05/01/02
Class III
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial                 N/A           N/A             -22.93%        05/01/02
Services Fund: Class III
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences           N/A           N/A             -25.81%        05/01/02
Fund: Class III
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and        -50.27%           N/A             -62.77%        10/02/00
Communications Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and            N/A           N/A             -36.51%        05/01/02
Communications Fund: Class III
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund:           N/A           N/A             -22.69%        05/01/02
Class III
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund:         -0.46%         2.55%               3.29%        01/02/85
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I         -37.36%       -17.56%              -1.48%        05/01/92
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth         -33.13%           N/A             -34.45%        10/02/00
Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth             N/A           N/A             -30.56%        05/01/02
Fund: Class III
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations            N/A           N/A             -10.45%        01/25/02
Conservative Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations            N/A           N/A             -14.20%        01/25/02
Moderately Conservative Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations            N/A           N/A             -18.82%        01/25/02
Moderate Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations            N/A           N/A             -22.97%        01/25/02
Moderately Aggressive Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations            N/A           N/A             -26.25%        01/25/02
Aggressive Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund:         -44.98%           N/A             -38.74%        05/01/00
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund:            -9.88%        -0.67%               0.02%        01/02/85
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class       -26.93%        -6.70%               4.07%        01/02/85
I
-------------------------------------------------------------------------------------------------------------




STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                               10 Years or Date     Date Fund
                                                                              Fund Available in    Available in
                                                 1 Year To      5 Years To     Variable Account    the Variable
             Sub-Account Options                 12/31/02       12/31/02         To 12/31/02         Account
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund:            N/A          N/A              -24.92%         05/01/02
Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund:           N/A          N/A              -26.75%         05/01/02
Class III
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I           -41.56%          N/A              -30.37%         05/01/00
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I            -35.93%          N/A               -1.85%         05/01/98
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I              -26.91%       -0.37%                6.56%         10/23/95
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I        -50.34%          N/A              -59.45%         10/02/00
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III          N/A          N/A              -33.15%         05/01/02
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond Fund:        -4.19%          N/A               -0.26%         05/01/00
Class I
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation          -25.62%          N/A              -28.40%         05/01/00
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology             -48.57%          N/A              -48.08%         05/01/00
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology                 N/A          N/A              -36.83%         05/01/02
Portfolio: Service II Shares
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth          -34.64%          N/A              -32.41%         05/01/02
Portfolio: Service Shares
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth              N/A          N/A              -30.81%         05/01/02
Portfolio: Service II Shares
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio              -39.61%      -10.33%               -0.27%         12/01/87
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio            -35.28%          N/A               -9.99%         05/01/98
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond          -6.03%        0.43%                1.23%         12/01/87
Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio            -33.16%       -8.45%                4.85%         08/01/94
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -36.51%          N/A              -36.95%         05/01/00
Oppenheimer Aggressive Growth Fund/VA:
Initial Class
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                -2.34%        0.68%                2.90%         09/01/89
Oppenheimer Bond Fund/VA: Initial Class
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -35.65%       -1.87%               -1.24%         07/14/97
Oppenheimer Capital Appreciation Fund/VA:
Initial Class
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -31.32%        1.28%                5.21%         10/01/93
Oppenheimer Global Securities Fund/VA:
Initial Class
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -28.25%          N/A             -20.71%          05/01/00
Oppenheimer Main Street Fund/VA: Initial
Class
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               -20.55%       -1.63%               4.46%          09/01/89
Oppenheimer Multiple Strategies Fund/VA:
Initial Class
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor         -35.62%       -1.45%               7.61%          05/08/92
Class
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -            -22.03%       -3.26%               2.94%          05/08/92
Strong Discovery Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -           -2.20%       -1.00%              -1.70%          07/14/97
Emerging Markets Debt Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -          -11.72%          N/A              -1.50%          09/21/00
U.S. Real Estate Portfolio: Class I
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                 10.08%       -0.94%               0.54%          09/01/89
Worldwide Bond Fund
-----------------------------------------------------------------------------------------------------------------




STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                               10 Years or Date     Date Fund
                                                                              Fund Available in    Available in
                                                 1 Year To      5 Years To     Variable Account    the Variable
             Sub-Account Options                 12/31/02       12/31/02         To 12/31/02         Account
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                -13.66%      -11.69%             -13.70%          12/23/96
Worldwide Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                -13.60%       -9.79%               1.54%          09/01/89
Worldwide Hard Assets Fund
-----------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED TOTAL RETURN WITH CDSC
---------------------------------------------------------------------------------------------------------------
                                                                                10 Years To
                                               1 Year To      5 Years To        12/31/02 or       Date Fund
            Sub-Account Options                12/31/02        12/31/02        Life of Fund       Effective
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -17.26%         -0.54%               4.72%         05/01/91
- American Century VP Balanced Fund: Class
I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -27.95%         -2.18%               1.22%         11/20/87
- American Century VP Capital Appreciation
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -26.27%         -2.30%              -0.71%         10/30/97
- American Century VP Income & Growth
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -27.19%         -3.82%               1.71%         05/02/94
- American Century VP International Fund:
Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -27.19%         -3.82%               1.71%         05/02/94
- American Century VP International Fund:
Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -29.34%            N/A             -20.77%         05/01/01
- American Century VP Ultra Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -20.07%          1.77%               6.69%         05/01/96
- American Century VP Value Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - Growth         -30.77%          4.79%              10.70%         02/08/84
Fund: Class 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - High            -9.88%         -0.31%               4.73%         02/08/84
Income Bond Fund: Class 1
---------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - U.S              0.73%          5.02%               5.20%         11/19/85
Government/AAA-Rated Securities Fund:
Class 1
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture       -39.84%         -9.81%              -6.53%         09/30/96
Capital Portfolio
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus       -26.76%         -7.69%              -3.54%         06/30/95
Portfolio
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap Growth          -39.42%         -7.59%               1.30%         06/30/95
Portfolio
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap           N/A            N/A             -28.82%         05/01/02
Stock Index Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth         -35.06%         -5.80%               5.49%         10/06/93
Fund, Inc.: Initial Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial         -29.02%         -2.95%               7.33%         09/29/89
Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -              -23.83%         -0.38%               8.58%         04/05/93
Appreciation Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Growth       -31.74%         -4.48%               6.66%         05/02/94
& Income Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated            0.59%            N/A               4.30%         04/22/99
Quality Bond Fund II: Primary Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:           -24.04%         -1.79%               8.19%         10/09/86
Initial Class
---------------------------------------------------------------------------------------------------------------




NON-STANDARDIZED TOTAL RETURN WITH CDSC (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                10 Years To
                                                1 Year To      5 Years To       12/31/02 or       Date Fund
            Sub-Account Options                 12/31/02        12/31/02       Life of Fund       Effective
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Initial Class     -36.12%         -2.40%              6.86%         10/09/86
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Initial       -5.20%         -8.09%              1.90%         09/19/85
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial         -27.10%         -5.96%              3.14%         01/28/87
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial         -27.10%         -5.97%              3.15%         01/28/87
Class R
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio:         -16.50%         -0.68%              5.45%         09/01/89
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:          -17.07%          1.62%             10.66%         01/03/95
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities            -28.54%         -8.32%              3.38%         01/03/95
Portfolio: Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies                    N/A            N/A            -26.93%         02/20/02
Portfolio: Service Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class      -22.54%          3.15%              3.01%         10/31/97
I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:        -22.47%            N/A            -22.37%         08/30/00
Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:        -22.42%            N/A            -22.36%         08/30/00
Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial              -18.96%            N/A            -17.65%         12/28/01
Services Fund: Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences        -26.06%            N/A            -13.35%         12/29/00
Fund: Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and         -47.76%            N/A            -22.36%         06/30/00
Communications Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and         -47.31%            N/A            -44.78%         06/30/00
Communications Fund: Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund:        -31.31%            N/A            -30.07%         12/28/01
Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund:           2.24%          5.23%              5.73%         11/08/82
Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I          -34.85%        -14.47%              0.45%         04/15/92
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth          -30.62%            N/A            -30.46%         08/30/00
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth          -30.47%            N/A            -30.42%         08/30/00
Fund: Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations          -8.12%            N/A             -6.25%         12/12/01
Conservative Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations         -12.30%            N/A            -10.03%         12/12/01
Moderately Conservative Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations         -17.30%            N/A             14.75%         12/12/01
Moderate Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations         -21.88%            N/A             19.01%         12/12/01
Moderately Aggressive Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVITInvestor Destinations          -25.47%            N/A            -22.40%         12/12/01
Aggressive Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund:          -42.47%         -6.66%             -6.02%         10/31/97
Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class       -7.37%          2.05%             2.73%          11/10/81
I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class I      -24.42%         -4.13%             5.89%          11/08/82
---------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED TOTAL RETURN WITH CDSC (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                10 Years To
                                                1 Year To      5 Years To       12/31/02 or       Date Fund
            Sub-Account Options                 12/31/02        12/31/02        Life of Fund      Effective
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund:      -13.79%            N/A           -13.10%          12/31/01
Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders           -30.14%            N/A           -29.46%          12/31/01
Fund: Class III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I         -39.04%            N/A            -1.93%          05/03/99
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I          -33.42%         30.09%             2.69%          10/31/97
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I            -24.40%          2.00%             8.59%          10/23/95
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I    -47.83%              N/A           -48.56%          06/30/00
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class        -47.34%            N/A           -48.39%          06/30/00
III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond            -1.49%          2.08%             2.28%          10/31/97
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation        -23.11%          4.94%             8.81%          05/01/97
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology           -46.06%            N/A           -39.90%          01/18/00
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology           -46.06%            N/A              N/A*          01/18/00
Portfolio: Service II Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth        -32.13%         -2.00%             6.59%          05/02/94
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth        -31.91%         -2.04%             6.57%          05/02/94
Portfolio: Service II Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio            -37.10%         -7.91%             1.76%          09/10/84
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio          -32.77%         -0.01%             1.08%          11/03/97
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond        -3.33%          3.20%             3.85%          09/10/84
Portfolio: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio          -30.65%         -5.69%             5.90%          03/22/94
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -34.00%         -3.92%             5.09%          08/15/86
Oppenheimer Aggressive Growth Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -               0.36%          3.46%             5.27%          04/03/85
Oppenheimer Bond Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -33.14%          0.22%             8.56%          04/03/85
Oppenheimer Capital Appreciation Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -28.81%          3.36%            10.31%          11/12/90
Oppenheimer Global Securities Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -25.74%         -5.29%             7.10%          07/05/95
Oppenheimer Main Street Fund/VA: Initial
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -18.04%          0.93%             6.46%          02/09/87
Oppenheimer Multiple Strategies Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor       -33.11%          0.76%             9.17%          05/08/92
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -          -19.52%         -0.64%             4.98%          05/08/92
Strong Discovery Fund II, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -          0.50%          2.24%             2.13%          06/16/97
Emerging Markets Debt Portfolio: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -         -9.21%          2.19%             4.79%          03/03/97
U.S. Real Estate Portfolio: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -               12.78%          1.95%             3.20%          09/01/89
Worldwide Bond Fund
---------------------------------------------------------------------------------------------------------------
*Historical performance information is not available.



NON-STANDARDIZED TOTAL RETURN WITH CDSC (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                10 Years To
                                                1 Year To      5 Years To       12/31/02 or       Date Fund
            Sub-Account Options                 12/31/02        12/31/02        Life of Fund      Effective
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              -11.15%         -8.13%            -4.57%          12/21/95
Worldwide Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              -11.09%         -6.24%             3.49%          09/01/89
Worldwide Hard Assets Fund
---------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC
------------------------------------------------------------------------------------------------------------------
                                                                                   10 Years To
                                                  1 Year To      5 Years To        12/31/02 or       Date Fund
              Sub-Account Options                 12/31/02        12/31/02         Life of Fund      Effective
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      -11.03%            0.00%             4.72%          05/01/91
American Century VP Balanced Fund: Class I
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      -22.53%           -1.65%             1.22%          11/20/87
American Century VP Capital Appreciation Fund:
Class I
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      -20.72%           -1.77%            -0.31%          10/30/97
American Century VP Income & Growth Fund:
Class I
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      -21.71%           -1.77%            -0.31%          05/02/94
American Century VP International Fund: Class I
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      -21.71%           -3.30%             1.74%          05/02/94
American Century VP International Fund: Class
III
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      -24.02%              N/A           -18.01%          05/01/01
American Century VP Ultra Fund: Class I
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -      -14.06%            2.27%             6.81%          05/01/96
American Century VP Value Fund: Class I
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - Growth Fund:     -25.56%            5.24%            10.70%          02/08/84
Class 1
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - High Income       -3.09%            0.23%             4.73%          02/08/84
Bond Fund: Class 1
------------------------------------------------------------------------------------------------------------------
American Fund Insurance Series - U.S                7.73%            5.46%             5.20%          11/19/85
Government/AAA-Rated Securities Fund: Class 1
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture         -35.31%           -9.35%            -6.34%          09/30/96
Capital Portfolio
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus         -21.25%           -7.21%            -3.49%          06/30/95
Portfolio
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap Growth            -34.85%           -7.11%             1.33%          06/30/95
Portfolio
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap             N/A              N/A           -23.92%          05/01/02
Stock Index Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund,     -30.17%           -5.30%             5.51%          10/06/93
Inc.: Initial Shares
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares    -23.67%           -2.42%             7.33%          09/29/89
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -                -18.10%            0.16%             8.60%          04/05/93
Appreciation Portfolio: Initial Shares
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Growth &       -26.60%           -3.97%             6.68%          05/02/94
Income Portfolio: Initial Shares
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality      7.59%              N/A             5.24%          04/22/99
Bond Fund II: Primary Shares
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Initial     -18.33%           -1.26%             8.19%          10/09/86
Class
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Initial Class      -31.32%           -1.87%             6.86%          10/09/86
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Initial         1.80%           -7.61%             1.90%          09/19/85
Class
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial Class    -21.62%           -5.47%             3.14%          01/28/87
------------------------------------------------------------------------------------------------------------------



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC
------------------------------------------------------------------------------------------------------------------
                                                                                   10 Years To
                                                  1 Year To      5 Years To        12/31/02 or       Date Fund
              Sub-Account Options                 12/31/02        12/31/02         Life of Fund      Effective
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial Class    -21.62%           -5.47%             3.15%          01/28/87
R
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio:          -10.22%           -0.13%             5.45%          09/01/89
Initial Class
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Initial   -10.83%            2.13%            10.68%          01/03/95
Class
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities             -23.16%           -7.85%             3.41%          01/03/95
Portfolio: Initial Class
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio:          N/A              N/A           -21.88%          02/20/02
Service Class
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I     -16.71%            3.62%              3.37%         10/31/97
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:         -16.63%              N/A            -20.78%         08/30/00
Class I
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:         -16.58%              N/A            -20.77%         08/30/00
Class III
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services      -12.86%              N/A            -12.77%         12/28/01
Fund: Class III
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences         -20.49%              N/A            -10.82%         12/29/00
Fund: Class III
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and          -43.83%              N/A            -44.02%         06/30/00
Communications Fund: Class I
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and          -43.35%              N/A            -43.85%         06/30/00
Communications Fund: Class III
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund:         -26.14%              N/A            -25.98%         12/28/01
Class III
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class      9.24%            5.66%              5.73%         11/08/82
I
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I           -29.95%          -14.06%              0.45%         04/15/92
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund:     -25.39%              N/A            -29.07%         08/30/00
Class I
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund:     -25.23%              N/A            -29.03%         08/30/00
Class III
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations           -1.20%              N/A             -0.89%         12/12/01
Conservative Fund
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations           -5.70%              N/A             -4.90%         12/12/01
Moderately Conservative Fund
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations          -11.07%              N/A             -9.90%         12/12/01
Moderate Fund
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations          -16.00%              N/A            -14.42%         12/12/01
Moderately Aggressive Fund
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Investor Destinations          -19.86%              N/A            -18.02%         12/12/01
Aggressive Fund
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid Cap Growth Fund: Class I   -38.14%           -6.17%             -5.63%         10/31/97
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I      -0.40%            2.54%              2.73%         11/10/81
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Fund: Class I       -18.73%           -3.61%              5.89%         11/08/82
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund:        -7.31%              N/A             -7.31%         12/31/01
Class III
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund:      -24.88%              N/A            -24.90%         12/31/01
Class III
-------------------------------------------------------------------------------------------------------------------




NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                10 Years To
                                                1 Year To       5 Years To      12/31/02 or       Date Fund
            Sub-Account Options                 12/31/02         12/31/02       Life of Fund      Effective
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I          -34.46%            N/A          -0.86%          05/03/99
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I           -28.41%          3.56%           3.05%          10/31/97
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I             -18.70%          2.49%           8.61%          10/23/95
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I       -43.90%            N/A         -47.73%          06/30/00
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class         -43.38%            N/A         -47.56%          06/30/00
III
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT Multi Sector Bond              5.51%          2.57%           2.65%          10/31/97
Fund: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation         -17.32%          5.39%           9.06%          05/01/97
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology            -42.00%            N/A         -39.05%          01/18/00
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology            -42.00%            N/A            N/A*          01/18/00
Portfolio: Service II Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth         -27.02%         -1.47%           6.61%          05/02/94
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth         -26.79%         -1.50%           6.59%          05/02/94
Portfolio: Service II Shares
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio             -32.36%         -7.43%           1.76%          09/10/84
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio           -27.71%          0.53%           1.47%          11/03/97
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond          3.67%          3.67%           3.85%          09/10/84
Portfolio: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio           -25.43%         -5.19%           5.92%          03/22/94
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -              -29.03%         -3.40%           5.09%          08/15/86
Oppenheimer Aggressive Growth Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                7.36%          3.92%           5.27%          04/03/85
Oppenheimer Bond Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -              -28.11%          0.75%           8.56%          04/03/85
Oppenheimer Capital Appreciation Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -              -23.45%          3.83%          10.31%          11/12/90
Oppenheimer Global Securities Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -              -20.15%         -4.79%           7.13%          07/05/95
Oppenheimer Main Street Fund/VA: Initial
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -              -11.87%          1.45%           6.46%          02/09/87
Oppenheimer Multiple Strategies Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.: Investor        -28.07%          1.28%           9.17%          05/08/92
Class
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -          -13.46%          -0.09%          4.98%           05/08/92
Strong Discovery Fund II, Inc.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -          7.50%           2.73%          2.48%           06/16/97
Emerging Markets Debt Portfolio: Class I
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -         -2.38%           2.68%          5.08%           03/03/97
U.S. Real Estate Portfolio: Class I
---------------------------------------------------------------------------------------------------------------




NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC (CONTINUED)
---------------------------------------------------------------------------------------------------------------
                                                                                10 Years To
                                               1 Year To        5 Years To      12/31/02 or      Date Fund
            Sub-Account Options                 12/31/02        12/31/02       Life of Fund      Effective
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -               19.78%           2.45%          3.20%           09/01/89
Worldwide Bond Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -               -4.47%          -7.66%         -4.51%           12/21/95
Worldwide Emerging Markets Fund
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -               -4.40%          -5.75%          3.49%           09/01/89
Worldwide Hard Assets Fund
---------------------------------------------------------------------------------------------------------------

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity VIP II
Investment Grade Bond Portfolio: Service Class, GVIT - Dreyfus GVIT International Value Fund: Class III, and Oppenheimer Variable
Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account effective May 1, 2003.
Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                          PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

            Please refer to the prospectus for each underlying mutual
                       fund for more detailed information.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after September 27,
1999.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.32%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------



AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ ----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN FUND INSURANCE SERIES - GROWTH FUND: CLASS 1
This underlying mutual fund is only available for contracts issued on or after
May 1, 1987 and before September 1, 1989.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Capital Research and Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.40%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN FUND INSURANCE SERIES - HIGH-INCOME BOND FUND: CLASS 1
This underlying mutual fund is only available for contracts issued on or after
May 1, 1987 and before September 1, 1989.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Capital Research and Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High current income and capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.52%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

AMERICAN FUND INSURANCE SERIES - US GOVT/AAA-RATED SECURITIES FUND: CLASS 1
This underlying mutual fund is only available for contracts issued on or after
May 1, 1987 and before September 1, 1989.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Capital Research and Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Current income and income preservation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.47%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The investment adviser may discontinue the reimbursements and waivers at any time.

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.42%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.14%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.27%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.78%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth, current income and growth of income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.80%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.70%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.57%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS R
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.63%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.64%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.70%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.52%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.41%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.46%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.46%. The expense cap is guaranteed to remain in effect until July 1, 2003.




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.33%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.27%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.27%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.38%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.





GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.11%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.33%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.30%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.40%. The reimbursements and waivers are guaranteed to remain in effect until July 1, 2003.




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- -------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- -------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- -------------------------------------------------------------------
--------------------------- ----------------------------------- -------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- -------------------------------------------------------------------
*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor
Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor
Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.13%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.13%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.35%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.18%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS I
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.05%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - TURNER GVIT GROWTH FOCUS FUND: CLASS III
This underlying mutual fund is available only to contracts issued prior to
January 25, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Turner Investment Partners, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.07%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus). *The underlying mutual fund operates under an expense cap of 1.07%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------



JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.97%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE II SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.01%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.96%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.91%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.68%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND/VA: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.66%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
This underlying mutual fund is not available to receive transfers or new purchase payments effective May 1, 2003.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS III
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.67%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.69%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Total investment return; current income and capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.74%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------




STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.09%. The investment adviser may discontinue the reimbursements and waivers at any time.

STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG DISCOVERY FUND II, INC.
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after September 27,
1999.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.19%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.22%
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.12%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.10%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.21%. The investment adviser may discontinue the reimbursements and waivers at any time.




VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.30%. The investment adviser may discontinue the reimbursements and waivers at any time.

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND
This underlying mutual fund is not available in connection with contracts for which good order applications are (or were) received on or after May 1, 2002.
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ ----------------------------------------------------------------------------------
------------------------------------------------ ----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ ----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, excluding interest expense, total underlying mutual fund annual operating expenses are 1.20%. The investment adviser may discontinue the reimbursements and waivers at any time.




APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.

------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF       YEAR
                           VALUE AT BEGINNING      VALUE AT END OF       CHANGE IN      ACCUMULATION
                                OF PERIOD              PERIOD           ACCUMULATION   UNITS AT END OF
                                                                         UNIT VALUE        PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable       18.559606             16.567367           -10.73%         3,450,427       2002
Portfolios, Inc. -
American Century VP
Balanced Fund: Class I -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.495665             18.559606            -4.80%         3,923,625       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.288854             19.495665            -3.91%         4,361,533       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.677491             20.288854             8.63%         5,256,044       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.345418             18.677491            14.27%         5,996,007       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.300170             16.345418            14.30%         5,856,813       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.912980             14.300170            10.74%         5,831,398       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.801286             12.912980            19.55%         5,450,413       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.876699             10.801286            -0.69%         4,995,923       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.232829             10.876699             6.29%         4,112,711       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable       27.088550             21.067698           -22.23%         5,016,583       2002
Portfolios, Inc. -
American Century VP
Capital Appreciation
Fund: Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                38.157123             27.088550           -29.01%         6,194,078       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                35.454211             38.157123             7.62%         7,959,747       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.832994             35.454211            62.39%         7,862,693       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.608168             21.832994            -3.43%         8,891,042       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                23.677551             22.608168            -4.52%        11,745,644       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.074858             23.677551            -5.57%        14,556,031       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.378026             25.074858            29.40%        17,438,318       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.864882             19.378026            -2.45%        16,971,203       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.244594             19.864882             8.88%        15,879,849       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable       10.063450              8.008472           -20.42%         2,787,170       2002
Portfolios, Inc. -
American Century VP
Income & Growth Fund:
Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.126222             10.063450            -9.55%         3,229,944       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.610627             11.126222           -11.77%         3,560,031       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.825822             12.610627            16.49%         3,486,007       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             10.825822             8.26%         2,046,928       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable       14.979094             11.772325           -21.41%         4,198,062       2002
Portfolios, Inc. -
American Century VP
International Fund:
Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.429753             14.979094           -30.10%         5,318,356       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                26.102697             21.429753           -17.90%         8,210,709       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.121219             26.102697            61.92%         8,418,918       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.753336             16.121219            17.22%         8,709,163       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.745639             13.753336            17.09%         6,327,934       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.402550             11.745639            12.91%         3,953,291       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 9.392316             10.402550            10.76%         3,063,659       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000              9.392316            -6.08%         1,533,923       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable       10.000000              8.044442           -19.56%         1,037,313       2002
Portfolios, Inc. -
American Century VP
International Fund: Class
III - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable       10.000000              7.968301           -20.32%            65,022       2002
Portfolios, Inc. -
American Century VP Ultra
Fund: Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT   PERCENT CHANGE      NUMBER OF       YEAR
                            VALUE AT BEGINNING     VALUE AT END OF          IN          ACCUMULATION
                                 OF PERIOD              PERIOD         ACCUMULATION    UNITS AT END OF
                                                                        UNIT VALUE         PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Century Variable       16.591903            14.309305            -13.76%         5,569,376       2002
Portfolio, Inc. -
American Century VP Value
Fund: Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.901045            16.591903             11.35%         6,050,734       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.777944            14.901045             16.62%         2,877,118       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.057214            12.777944             -2.14%         1,991,906       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.621843            13.057214              3.45%         2,332,484       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.142565            12.621843             24.44%         2,331,383       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            10.142565              1.43%            90,209       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Fund Insurance         54.780019            40.944979            -25.26%           395,502       2002
Series - Growth Fund:
Class 11 - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                67.636095            54.780019            -19.01%           473,726       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                65.428997            67.636095              3.37%           553,384       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                42.056137            65.428997             55.58%           635,473       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                31.433956            42.056137             33.79%           740,145       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.479182            31.433956             28.41%           843,498       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.880052            24.479182             11.88%           957,673       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.632869            21.880052             31.55%         1,077,720       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.767635            16.632869             -0.80%         1,106,836       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.603954            16.767635             14.82%         1,188,121       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Fund Insurance         27.135785            26.377464             -2.79%            52,094       2002
Series - High Income Bond
Fund: Class 11 - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.454935            27.135785              6.60%            57,966       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                26.601827            25.454935             -4.31%            65,619       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.475118            26.601827              4.42%            78,579       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.696356            25.475118             -0.86%           100,976       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                23.160826            25.696356             10.95%           123,894       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.729452            23.160826             11.73%           127,865       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.247186            20.729452             20.19%           139,991       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.696382            17.247186             -7.75%           153,726       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.269615            18.696382             14.92%           187,562       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
American Fund Insurance         24.088283            26.022968              8.03%           125,824       2002
Series - U.S.
Government/AAA-Rated
Securities Fund: Class 11
- Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.759646            24.088283              5.84%           121,524       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.644287            22.759646             10.25%           130,827       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.026607            20.644287             -1.82%           169,205       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 19.60955            21.026607              6.78%           211,100       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.395431            19.690955              7.04%           258,271       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.077072            18.395431              1.76%           332,448       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.872495            18.077072             13.89%           553,945       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.810323            15.872495             -5.58%           619,218       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.319654            16.810323              9.73%           779,702       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
1 On October 20, 1989, Nationwide substituted shares of the American Fund
Insurance Series for the then existing shares of the American Life/Annuity
Series. The unit values for the American Fund Insurance Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.



------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF       YEAR
                           VALUE AT BEGINNING      VALUE AT END OF       CHANGE IN      ACCUMULATION
                                OF PERIOD              PERIOD           ACCUMULATION   UNITS AT END OF
                                                                         UNIT VALUE        PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -           10.869241              7.063444           -35.01%           537,381       2002
Global Post-Venture
Capital Portfolio - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.432781             10.869241           -29.57%           916,771       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.288213             15.432781           -19.99%         1,288,253       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.952364             19.288213            61.38%         1,376,514       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.369600             11.952364             5.13%           979,637       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.163772             11.369600            11.86%           707,736       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             10.163772             1.64%           404,133       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -            9.863392              7.797301           -20.95%         3,175,115       2002
International Focus
Portfolio - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.858441              9.863392           -23.29%         4,524,393       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.579480             12.858441           -26.86%         5,559,302       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.608185             17.579480            51.44%         7,260,250       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.164048             11.608185             3.98%         8,662,434       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.572294             11.164048            -3.53%        11,097,293       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.661059             11.572294             8.55%        11,287,184       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             10.661059             6.61%         3,810,855       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -           17.100411             11.191377           -34.55%         5,748,439       2002
Small Cap Growth
Portfolio - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.629953             17.100411           -17.11%         7,315,425       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.523630             20.629953           -19.17%         8,717,167       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.294249             25.523630            66.88%         9,345,464       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.950665             15.294249            -4.12%        10,310,188       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.973889             15.950665            14.15%        11,681,454       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.430073             13.973889            12.42%         9,709,140       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             12.430073            24.30%         5,025,636       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus Investment              10.000000              7.608241           -23.92%           205,455       2002
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially            23.760745             16.663225           -29.87%         4,524,420       2002
Responsible Growth Fund,
Inc.: Initial Shares -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                31.095821             23.760745           -23.59%         5,375,905       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                35.410022             31.095821           -12.18%         6,271,857       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                27.580026             35.410022            28.39%         6,009,014       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.597400             27.580026            27.70%         4,943,293       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.037112             21.597400            26.77%         4,163,981       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.239508             17.037112            19.65%         2,743,036       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.721141             14.239508            32.82%         1,061,480       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.702195             10.721141             0.18%           565,190       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             10.702195             7.02%            80,661       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF       YEAR
                           VALUE AT BEGINNING      VALUE AT END OF       CHANGE IN      ACCUMULATION
                                OF PERIOD              PERIOD           ACCUMULATION   UNITS AT END OF
                                                                         UNIT VALUE        PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,       25.269146             19.362949           -23.37%        19,217,192       2002
Inc.: Initial Shares -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                29.155455             25.269146           -13.33%        22,253,473       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                32.559249             29.155455           -10.45%        25,282,408       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                27.352140             32.559249            19.04%        29,124,459       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.614298             27.352140            26.55%        28,257,153       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.470432             21.614298            31.23%        22,011,947       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.619180             16.470432            20.94%        13,803,002       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.087774             13.619180            35.01%         6,089,852       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.130946             10.087774            -0.43%           958,178       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             10.130946             1.31%           167,812       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                12.648277             10.397121           -17.80%         4,010,118       2002
Investment Fund:
Appreciation Portfolio:
Initial Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.131419             12.648277           -10.50%         4,428,984       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.410358             14.131419            -1.94%         5,180,502       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.099410             14.410358            10.01%         6,960,886       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.192063             13.099410            28.53%         6,377,285       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             10.192063             1.92%           356,277       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                12.871217              9.486044           -26.30%         2,347,900       2002
Investment Fund - Growth
& Income Portfolio:
Initial Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.851602             12.871217            -7.08%         2,832,364       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.584456             13.851602            -5.02%         2,684,211       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.641927             14.584456            15.37%         2,438,905       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.455116             12.641927            10.36%         2,540,933       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 9.986925             11.455116            14.70%         1,798,495       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000              9.986925            -0.13%            17,665       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Federated Insurance             10.000000             10.688806             6.89%         1,198,368       2002
Series - Federated
Quality Bond Fund II:
Initial Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP                    41.158746             33.738720           -18.03%        18,244,002       2002
Equity-Income Portfolio:
Initial Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                43.878710             41.158746            -6.20%        21,634,292       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                41.001029             43.878710             7.02%        24,796,505       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                39.068090             41.001029             4.95%        33,300,821       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                35.459509             39.068090            10.18%        40,310,078       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                28.043676             35.459509            26.44%        43,512,141       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.863579             28.043676            12.79%        43,623,770       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.646331             24.863579            33.34%        42,577,434       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.644458             18.646331             5.68%        30,500,800       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.123262             17.644458            16.67%        22,024,416       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF       YEAR
                           VALUE AT BEGINNING      VALUE AT END OF       CHANGE IN      ACCUMULATION
                                OF PERIOD              PERIOD           ACCUMULATION   UNITS AT END OF
                                                                         UNIT VALUE        PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth             62.576549             43.168145           -31.02%        17,163,821       2002
Portfolio: Initial Class
- Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                76.996322             62.576549           -18.73%        21,235,416       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                87.627336             76.996322           -12.13%        25,427,441       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                64.597153             87.627336            35.65%        28,552,551       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                46.918894             64.597153            37.68%        28,851,915       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                38.497038             46.918894            21.88%        29,239,944       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                34.006052             38.497038            13.21%        31,565,401       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.451479             34.006052            33.61%        29,066,143       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.790764             25.451479            -1.32%        22,182,366       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.890060             25.790764            17.82%        17,049,158       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income        19.161462             19.563615             2.10%         5,931,182       2002
Portfolio: Initial Class
- Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.995953             19.161462           -12.89%         6,536,524       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                28.744305             21.995953           -23.48%         7,250,779       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                26.926873             28.744305             6.75%         9,978,915       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                28.515871             26.926873            -5.57%        12,922,102       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.553550             28.515871            16.14%        14,983,536       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.817076             24.553550            12.54%        15,996,382       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.327364             21.817076            19.04%        14,458,367       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.859652             18.327364            -2.82%        11,102,239       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.855840             18.859652            18.94%         9,352,265       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           17.759073             13.973298           -21.32%         8,912,172       2002
Portfolio: Initial Class
- Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.826307             17.759073           -22.20%        11,760,930       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                28.588402             22.826307           -20.16%        14,637,909       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.307878             28.588402            40.77%        17,427,775       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.248482             20.307878            11.29%        20,601,480       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.573676             18.248482            10.11%        23,816,151       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.832631             16.573676            11.74%        26,622,176       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.701507             14.832631             8.26%        28,944,470       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.646118             13.701507             0.41%        32,616,778       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.074553             13.646118            35.45%        26,311,908       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas           10.000000              7.735704           -22.64%         1,240,102       2002
Portfolio: Initial Class
R - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset           27.180705             24.485702            -9.92%        13,106,953       2002
Manager Portfolio:
Initial Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                28.715312             27.180705            -5.34%        15,941,974       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                30.281181             28.715312            -5.17%        19,312,846       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                27.616728             30.281181             9.65%        24,933,937       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.319958             27.616728            13.56%        29,762,582       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.422622             24.319958            19.08%        32,838,236       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.056027             20.422622            13.11%        35,393,121       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.641016             18.056027            15.44%        38,742,130       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.874276             15.641016            -7.31%        45,480,995       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.123234             16.874276            19.48%        34,091,165       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT    PERCENT CHANGE      NUMBER OF       YEAR
                           VALUE AT BEGINNING     VALUE AT END OF           IN          ACCUMULATION
                                OF PERIOD              PERIOD          ACCUMULATION    UNITS AT END OF
                                                                        UNIT VALUE         PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                 20.398208            18.250599            -10.53%        18,964,703       2002
Contrafund(R)Portfolio:
Initial Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                23.552441            20.398208            -13.39%        21,789,540       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.553458            23.552441             -7.83%        25,112,647       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.836167            25.553458             22.64%        28,241,038       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.241378            20.836167             28.29%        26,949,772       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.255157            16.241378             22.53%        25,172,286       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.071500            13.255157             19.72%        20,461,428       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            11.071500             10.72%         6,516,214       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth          9.567474             7.380149            -22.86%         2,992,314       2002
Opportunities Portfolio:
Initial Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.327928             9.567474            -15.54%         3,474,582       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.838158            11.327928            -18.14%         4,267,116       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.446025            13.838158              2.92%         5,623,044       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.932125            13.446025             23.00%         5,126,613       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            10.932125              9.32%         1,807,800       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value          10.000000             7.443946            -25.56%           107,732       2002
Strategies Portfolio:
Service Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap       10.155801             8.489668            -16.41%         3,766,654       2002
Index Fund: Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.426483            10.155801             -2.60%         3,053,642       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            10.426483              4.26%         1,618,150       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT               8.126945             6.799600            -16.33%           168,114       2002
Emerging Markets Fund:
Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 8.684823             8.126945             -6.42%           276,397       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             8.684823            -13.15%             5,853       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000             7.505927            -24.94%           121,621       2002
Emerging Markets Fund
Class III - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global       10.000000             8.586850            -14.13%            69,348       2002
Financial Services Fund:
Class III - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global       10.000000             8.277414            -17.23%            98,982       2002
Health Sciences Fund:
Class III - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global        3.390760             1.914851            -43.53%           754,753       2002
Technology and
Communications Fund:
Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 5.998573             3.390760            -43.47%           456,524       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             5.998573            -40.01%           193,994       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF       YEAR
                           VALUE AT BEGINNING      VALUE AT END OF       CHANGE IN      ACCUMULATION
                                OF PERIOD              PERIOD           ACCUMULATION   UNITS AT END OF
                                                                         UNIT VALUE        PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global       10.000000              7.126672           -28.73%           201,364       2002
Technology and
Communications Fund
Class III - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global       10.000000              8.612434           -13.88%            47,276       2002
Utilities Fund: Class III
-Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              39.950842             43.762624             9.54%         3,796,805       2002
Government Bond Fund:
Class I - Q
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                37.741768             39.950842             5.85%         3,026,477       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                33.975979             37.741768            11.08%         2,868,756       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                35.250995             33.975979            -3.62%         3,473,447       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                32.793820             35.250995             7.49%         4,202,514       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                30.296925             32.793820             8.24%         3,575,004       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                29.663756             30.296925             2.13%         3,938,276       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.309101             29.663756            17.21%         4,150,795       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                26.497619             25.309101            -4.49%         4,217,320       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.513489             26.497619             8.09%         4,093,697       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              39.845323             43.647039             9.54%         2,262,641       2002
Government Bond Fund:
Class I - NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                37.642078             39.845323             5.85%         2,026,602       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                33.886230             37.642078            11.08%         2,244,962       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                35.157882             33.886230            -3.62%         2,665,502       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                32.707206             35.157882            -0.26%         3,353,428       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                30.216906             32.707206             8.24%         2,848,085       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                29.585401             30.216906             2.13%         3,184,368       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.242252             29.585401            17.21%         3,385,486       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                26.427634             25.242252            -4.49%         3,855,380       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.448737             26.427634             8.09%         4,068,930       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth       16.206536             11.401436           -29.65%         4,423,376       2002
Fund: Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.850565             16.206536           -29.08%         5,465,278       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                31.511115             22.850565           -27.48%         6,409,567       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                30.616503             31.511115             2.92%         9,988,756       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                23.867569             30.616503            28.28%        12,537,893       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.979967             23.867569            32.75%         8,088,601       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.442619             17.979967            24.49%         4,900,530       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.311683             14.442619            27.68%         1,802,112       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.564256             11.311683            -2.18%         1,787,937       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.689287             11.564256             8.19%          1,094307       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT               6.492772              4.863546           -25.09%            21,223       2002
International Growth
Fund: Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 9.220640              6.492772           -29.58%            19,244       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000              9.220640            -7.79%             1,910       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000              7.767159           -22.33%            20,534       2002
International Growth
Fund: Class III - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000              9.928642            -0.71%           379,164       2002
Investor Destinations
Conservative Fund - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF       YEAR
                           VALUE AT BEGINNING      VALUE AT END OF       CHANGE IN      ACCUMULATION
                                OF PERIOD              PERIOD           ACCUMULATION   UNITS AT END OF
                                                                         UNIT VALUE        PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000              9.525559            -4.74%           332,503       2002
Investor Destinations
Moderately Conservative
Fund - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000              9.029424            -9.71%           831,155       2002
Investor Destinations
Moderate Fund - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000              8.582311           -14.18%           390,674       2002
Investor Destinations
Moderately Aggressive
Fund - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000              8.230619           -17.69%           134,988       2002
Investor Destinations
Aggressive Fund - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Mid           5.557818              3.454970           -37.84%         1,603,281       2002
Cap Growth Fund: Class I
- Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 8.080774              5.557818           -31.22%         1,570,037       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000              8.080774           -19.19%         2,358,498       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money        26.457300             26.429711            -0.10%        15,828,632       2002
Market Fund: Class I* -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.875318             26.457300             2.25%        18,902,402       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.724254             25.875318             4.66%        20,018,844       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                23.891623             24.724254             3.49%        33,877,905       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.994005             23.891623             3.90%        23,452,710       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.132823             22.994005             3.89%        22,090,240       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.334141             22.132823             3.74%        20,730,496       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.457373             21.334141             4.29%        20,650,189       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.951530             20.457373             2.54%        28,098,640       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.672720             19.951530             1.42%        14,253,502       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              82.854525             67.585132           -18.43%         2,441,029       2002
Nationwide Fund: Class I
- Q
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                95.205724             82.854525           -12.97%         2,811,964       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                98.542231             95.205724            -3.39%         3,204,746       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                93.358149             98.542231             5.55%         4,059,346       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                80.108117             93.358149            16.54%         4,459,090       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                62.707634             80.108117            27.75%         4,368,093       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                52.147953             62.707634            20.25%         3,546,292       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                40.926247             52.147953            27.42%         2,843,673       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                41.023082             40.926247            -0.24%         2,189,971       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                37.471598             41.023082             9.48%         1,747,873       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT              10.000000              8.372932           -16.27%            88,614       2002
Nationwide Leaders Fund:
Class III - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S.         10.000000              8.176098           -18.24%            29,905       2002
Growth Leaders Fund:
Class III - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.36%.




------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT     ACCUMULATION UNIT    PERCENT CHANGE      NUMBER OF       YEAR
                           VALUE AT BEGINNING     VALUE AT END OF           IN          ACCUMULATION
                               OF PERIOD               PERIOD          ACCUMULATION    UNITS AT END OF
                                                                        UNIT VALUE         PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap              7.082713             4.663483            -34.16%         1,391,419       2002
Growth Fund: Class I -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 8.049083             7.082713            -12.01%         1,344,987       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             8.049083            -19.51%           618,926       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap             14.953758            10.750042            -28.11%         6,048,182       2002
Value Fund: Class I -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.811823            14.953758             26.60%         8,057,476       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.761293            11.811823              9.76%         4,015,701       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 8.528787            10.761293             26.18%         2,558,753       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             8.528787            -14.71%         1,006,390       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company         22.470394            18.334767            -18.40%         5,287,669       2002
Fund: Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.404464            22.470394             -7.93%         6,151,860       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.704085            24.404464              7.49%         6,820,709       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.971964            22.704085             42.15%         6,712,735       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.020642            15.971964             -0.30%         8,113,510       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.831813            16.020642             15.82%         8,605,933       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.410135            13.831813             21.22%         6,132,819       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            11.410135             14.10%           764,561       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth          3.805277             2.146082            -43.60%           377,375       2002
Focus Fund: Class I -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 6.324196             3.805277            -39.83%           638,781       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             6.324196            -36.76%           198,959       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth         10.000000             7.487971            -25.12%            73,565       2002
Focus Fund: Class III -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GVIT Van Kampen GVIT            10.696539            11.318419              5.81%           781,479       2002
Multi Sector Bond Fund:
Class I - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.402458            10.696539              2.83%           536,394       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            10.402458              4.02%           332,659       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -             6.067590             5.034738            -17.02%         3,930,076       2002
Capital Appreciation
Portfolio: Service
Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 7.864985             6.067590            -22.85%         4,919,247       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             7.864985            -21.35%         4,001,655       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -             4.157294             2.423642            -41.70%         2,093,209       2002
Global Technology
Portfolio: Service
Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 6.720273             4.157294            -38.14%         4,075,721       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             6.720273            -32.80%         3,181,754       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000             7.092920            -29.07%           242,020       2002
Global Technology
Portfolio: Service II
Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -             5.957202             4.365171            -26.72%         1,929,118       2002
International Growth
Portfolio: Service
Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 7.883235             5.957202            -24.43%         3,215,920       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             7.883235            -21.17%         2,893,580       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -            10.000000             7.740287            -22.60%           391,856       2002
International Growth
Portfolio: Service II
Shares - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT     ACCUMULATION UNIT     PERCENT CHANGE      NUMBER OF      YEAR
                           VALUE AT BEGINNING     VALUE AT END OF      IN ACCUMULATION   ACCUMULATION
                               OF PERIOD               PERIOD            UNIT VALUE      UNITS AT END
                                                                                           OF PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            38.434816            26.112455              -32.06%       4,465,786       2002
Growth Portfolio - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                55.924190            38.434816              -31.27%       5,720,120       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                64.133277            55.924190              -12.80%       7,003,828       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                43.203987            64.133277               48.44%       6,786,793       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                37.889922            43.203987               14.03%       8,274,573       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                29.757359            37.889922               27.33%       9,503,692       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                27.626244            29.757359                7.71%      10,300,477       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.247525            27.626244               30.02%      11,278,131       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.656907            21.247525               -6.22%       9,251,412       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.495392            22.656907                5.40%       9,687,470       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            10.217493             7.417309              -27.41%       1,653,804       2002
Guardian Portfolio - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.511377            10.217493               -2.80%       2,252,525       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.529949            10.511377               -0.18%       1,808,437       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 9.282422            10.529949               13.44%       2,206,897       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             9.282422               -7.18%       1,710,516       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            20.658997            21.479034                3.97%       3,554,361       2002
Limited Maturity Bond
Portfolio: Class I -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.242706            20.658997                7.36%       3,205,231       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.256157            19.242706                5.40%       3,591,397       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.227259            18.256157                0.16%       4,494,538       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.690564            18.227259                3.03%       5,856,163       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.791470            17.690564                5.35%       6,326,899       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.311479            16.791470                2.94%       7,110,665       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.896724            16.311479                9.50%       7,927,828       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.115753            14.896724               -1.45%       8,097,784       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.362908            15.115753                5.24%      10,036,708       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT            23.227490            17.390363              -25.13%       5,043,198       2002
Partners Portfolio -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.220161            23.227490               -4.10%       5,911,528       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.366392            24.220161               -0.60%       6,668,990       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.992724            24.366392                5.97%       9,255,549       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                22.354609            22.992724                2.85%      12,948,011       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.256151            22.354609               29.55%      15,749,600       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.494251            17.256151               27.88%      10,775,817       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.017795            13.494251               34.70%       4,325,139       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            10.017795                0.18%         547,605       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             5.261530             3.749835              -28.73%       3,218,915       2002
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 7.756703             5.261530              -32.17%       3,948,553       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             7.756703              -22.43%       5,867,987       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            21.364042            23.000893                7.66%       5,082,545       2002
Account Funds -
Oppenheimer Bond
Fund/VA: Initial Class -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.083060            21.364042                6.38%       5,634,831       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.177103            20.083060                4.72%       5,522,385       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.729274            19.177103               -2.80%                       1999
                                                                                           6,939,510
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.715948            19.729274                5.41%                       1998
                                                                                           8,020,359
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.356310            18.715948                7.83%                       1997
                                                                                           7,497,951
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.781326            17.356310                3.43%                       1996
                                                                                           7,084,596
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.531774            16.781326               15.48%                       1995
                                                                                           6,443,043
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.013579            14.531774               -3.21%                       1994
                                                                                           5,360,601
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.456350            15.013579               11.57%                       1993
                                                                                           4,554,322
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF        YEAR
                           VALUE AT BEGINNING     VALUE AT END OF       CHANGE IN       ACCUMULATION
                               OF PERIOD               PERIOD          ACCUMULATION   UNITS AT END OF
                                                                        UNIT VALUE         PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            15.161642            10.944999           -27.81%          7,326,085       2002
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Initial Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.572799            15.161642           -13.72%          8,749,074       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.844166            17.572799            -1.52%          9,438,104       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.762568            17.844166            39.82%          5,777,138       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.427884            12.762568            22.39%          2,675,493       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            10.427884             4.28%            796,017       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            25.431265            19.544324           -23.15%         10,295,816       2002
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Initial Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                29.294816            25.431265           -13.19%         11,787,913       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                28.241523            29.294816             3.73%         13,833,949       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.054116            28.241523            56.43%         14,627,852       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.030693            18.054116            12.62%         15,201,324       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.266755            16.030693            20.83%         15,779,155       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.411200            13.266755            16.26%         13,251,306       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.307851            11.411200             0.91%         11,329,212       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.151882            11.307851            -6.95%         12,749,841       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            12.151882            21.52%          3,088,915       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable             7.959019             6.378819           -19.85%          1,903,775       2002
Account Funds -
Oppenheimer Main Street
Fund/VA: Initial Class -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 8.976519             7.959019           -11.34%          1,511,915       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000             8.976519           -10.23%            711,694       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable            25.703909            22.730753           -11.57%          4,122,075       2002
Account Funds -
Oppenheimer Multiple
Strategies Fund/VA:
Initial Class - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                25.479369            25.703909             0.88%          4,952,209       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                24.251858            25.479369             5.06%          5,450,442       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.978211            24.251858            10.35%          6,529,656       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.878401            21.978211             5.27%          8,118,694       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.045475            20.878401            15.70%          9,146,343       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.831164            18.045475            13.99%          8,681,093       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.216172            15.831164            19.79%          8,255,507       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.655607            13.216172            -3.22%          7,261,531       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.932236            13.655607            14.44%          5,629,402       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund         38.935402            28.122463           -27.77%          9,660,378       2002
II, Inc.: Investor Class
- Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                40.875509            38.935402            -4.75%         11,862,049       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                38.936728            40.875509             4.98%         13,442,638       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                29.241637            38.936728            33.16%         15,301,662       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                26.092982            29.241637            12.07%         17,586,610       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                21.072564            26.092982            23.82%         19,090,002       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.071722            21.072564            16.61%         19,977,106       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.551898            18.071722            24.19%         18,586,642       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.230988            14.551898             2.26%         17,513,555       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND     ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF        YEAR
                          VALUE AT BEGINNING      VALUE AT END OF       CHANGE IN       ACCUMULATION
                               OF PERIOD               PERIOD          ACCUMULATION   UNITS AT END OF
                                                                        UNIT VALUE         PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Strong Variable                 20.610956            17.898399           -13.16%          2,636,353       2002
Insurance Funds, Inc. -
Strong Discovery Fund
II, Inc. - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                20.064864            20.610956             2.72%          3,242,590       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                19.472227            20.064864             3.04%          3,617,986       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.773240            19.472227             3.72%          4,257,898       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                17.733129            18.773240             5.87%          5,892,249       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.129688            17.733129             9.94%          6,800,124       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.212409            16.129688            -0.51%          8,335,885       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.143604            16.212409            33.51%         10,471,704       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.003747            12.143604            -6.61%          8,306,585       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.796708            13.003747            20.44%          5,367,712       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
The Universal                   10.579623            11.405076             7.80%            755,903        2002
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio: Class I
- Q/NQ
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                 9.736352            10.579623             8.66%            461,259        2001
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                 8.855527             9.736352             9.95%            572,245        2000
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                 6.934889             8.855527            27.70%            536,279        1999
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                 9.810487             6.934889           -29.31%            701,335        1998
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                10.000000             9.810487            -1.90%            394,301        1997
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The Universal                   20.407346            19.983480            -2.08%          3,298,246       2002
Institutional Funds,
Inc. - U.S. Real Estate
Portfolio: Class I -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.824987            20.407346             8.41%          3,021,013       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                18.111758            18.824987             3.94%          3,090,724       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               14.073112            16.898439            20.08%          2,055,748       2002
Insurance Trust -
Worldwide Bond Fund -
Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.025051            14.073112            -6.34%          1,472,482       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.942949            15.025051             0.55%          2,025,852       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.424717            14.942949            -9.02%          2,513,259       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.758566            16.424717            11.29%          3,560,835       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.604281            14.758566             1.06%          4,120,794       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.433345            14.604281             1.18%          5,266,490       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.465907            14.433345            15.78%          6,014,294       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.798654            12.465907            -2.60%          5,935,916       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.031194            12.798654             6.38%          6,525,401       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                6.283311             6.021604            -4.17%          3,387,338       2002
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 6.484040             6.283311            -3.10%          3,675,710       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                11.300054             6.484040           -42.62%          4,235,314       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 5.716175            11.300054            97.69%          7,723,086       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 8.738462             5.716175           -34.99%          3,256,971       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.077830             8.792462           -12.75%          4,440,484       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.000000            10.077830             0.78%            511,064       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND      ACCUMULATION UNIT     ACCUMULATION UNIT       PERCENT         NUMBER OF       YEAR
                           VALUE AT BEGINNING      VALUE AT END OF       CHANGE IN      ACCUMULATION
                                OF PERIOD              PERIOD           ACCUMULATION   UNITS AT END OF
                                                                         UNIT VALUE        PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide               12.469602             11.958643            -4.10%         1,970,238       2002
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                14.108464             12.469602           -11.62%         1,902,523       2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.830391             14.108464             9.96%         2,449,239       2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                10.743036             12.830391            19.43%         3,245,897       1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                15.767781             10.743036           -31.87%         3,930,478       1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                16.248199             15.767781            -2.96%         5,318,796       1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.944310             16.248199            16.52%         6,709,462       1996
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                12.728311             13.944310             9.55%         6,880,079       1995
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                13.544828             12.728311            -6.03%         7,686,916       1994
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                 8.325308             13.544828            62.69%         5,534,623       1993
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

The American Century Variable Portfolios, Inc. - American Century VP Value Fund:
Class I, Credit Suisse Trust - Global Post-Venture Capital Portfolio, Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial Shares and Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund were added to the variable account December 23, 1996. Therefore, the Condensed Financial Information for 1996 reflects the reporting period from December 23, 1996 through December 31, 1996.

The Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares, Fidelity VIP III Growth Opportunities Portfolio: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Initial Class and The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio:
Class I, were added to the variable account July 14, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from July 14, 1997 through December 31, 1997.

The American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I and Neuberger Berman AMT Guardian Portfolio were added to the variable account May 1, 1998. Therefore, the Condensed Financial Information for 1998 reflects the reporting period from May 1, 1998 through December 31, 1998.

The GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Growth
Fund: Class I, GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I, GVIT Gartmore GVIT Mid Cap Growth Fund: Class I, Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology
Portfolio: Service Shares, Janus Aspen Series - International Growth Portfolio:
Service Shares, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA: Initial Class and Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA: Initial Class were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, the GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, the GVIT Gartmore GVIT International Growth Fund: Class I and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders Fund: Class III and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account January 25, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from January 25, 2002 through December 31, 2002.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP

Overseas Portfolio: Initial Class R, Fidelity VIP III Value Strategies
Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account May 1, 2002. Therefore, the Condensed Financial Information for 2002 reflects the reporting period from May 1, 2002 through December 31, 2002.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, Fidelity VIP II Investment Grade Bond
Portfolio: Service Class, GVIT - Dreyfus GVIT International Value Fund: Class III, and Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III were added to the variable account effective May 1, 2003. Therefore, no Condensed Financial Information is available.